SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SCHEDULE OF SHARE CAPITAL

	2023	2024
Number of shares:
At beginning of financial year	8,444,460	11,529,328
Conversion from convertible loans	672,499	-
Warrant exercised	-	10,672
Issuance of ordinary shares	2,412,369	-
At end of financial year	11,529,328	11,540,000

Paid-up capital (S$):
At beginning of financial year	8,913,005	23,720,020
Conversion from convertible loans	3,499,991	-
Issuance of ordinary shares	11,307,024	-
Issuance of ordinary shares from the exercise of warrants	-	73,930
At end of financial year	23,720,020	23,793,950